COMMON STOCK WARRANTS - Convertible Notes Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 06, 2022
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50
Convertible notes warrants - senior debt
Class of Warrant or Right [Line Items]
Warrants issued	169,597
Exercise price of warrants	$ 11.50		$ 11.50
Term of warrants (in years)	5 years
Convertible notes warrants - subordinated debt
Class of Warrant or Right [Line Items]
Warrants issued	1,745,310
Exercise price of warrants	$ 11.50		$ 11.50
Term of warrants (in years)	5 years
Convertible notes warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50	$ 11.50
Fair value of warrants	$ 5,246,845